UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-8703

Dreyfus High Yield Strategies Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	6/30/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Strategies Fund
June 30, 2011 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--132.9%	Rate (%)	Date	Amount ($)		Value ($)
Aerospace & Defense--.5%
Ducommun,
Sr. Notes	9.75	7/15/18	360,000	a	371,700
Kratos Defense and Security
Solutions, Sr. Scd. Notes	10.00	6/1/17	1,030,000	a,b	1,091,800
					1,463,500
Agricultural--1.0%
American Rock Salt,
Scd. Notes	8.25	5/1/18	2,855,000	a	2,879,981
Auto Parts & Equipment--4.2%
Chrysler Group and CG Co-Issuer,
Sr. Scd. Notes	8.25	6/15/21	1,375,000	a	1,354,375
Goodyear Tire & Rubber,
Gtd. Notes	8.25	8/15/20	2,590,000		2,810,150
Lear,
Gtd. Notes	8.13	3/15/20	690,000	b	746,925
Pinafore,
Scd. Notes	9.00	10/1/18	3,815,000	a,b	4,129,738
Pittsburgh Glass Works,
Sr. Scd. Notes	8.50	4/15/16	1,960,000	a	2,023,700
UCI International
Gtd. Notes	8.63	2/15/19	1,435,000	b	1,485,225
					12,550,113
Building & Construction--1.0%
Building Materials,
Sr. Notes	6.75	5/1/21	1,775,000	a	1,788,312
Calcipar,
Sr. Scd. Notes	6.88	5/1/18	1,280,000	a	1,289,600
					3,077,912
Cable/Satellite TV--.4%
AMC Networks,
Sr. Notes	7.75	7/15/21	550,000	a	576,125
EH Holding,
Sr. Unscd. Notes	7.63	6/15/21	640,000	a	656,000
					1,232,125
Chemicals--5.6%
Hexion U.S. Finance/Nova Scotia,
Scd. Notes	9.00	11/15/20	1,745,000	b	1,797,350
Huntsman International,

Gtd. Notes	8.63	3/15/20	2,030,000	b	2,222,850
Huntsman International,
Gtd. Notes	8.63	3/15/21	1,515,000	b	1,655,138
Ineos Finance,
Sr. Scd. Notes	9.00	5/15/15	1,100,000	a,b	1,160,500
Ineos Group Holdings,
Gtd. Notes	8.50	2/15/16	2,150,000	a,b	2,133,875
Momentive Performance Materials,
Scd. Notes	9.00	1/15/21	1,835,000	b	1,880,875
OXEA Finance,
Sr. Scd. Notes	9.50	7/15/17	1,676,000	a,b	1,757,705
Polyone,
Sr. Unscd. Notes	7.38	9/15/20	1,900,000	b	1,995,000
TPC Group,
Sr. Scd. Notes	8.25	10/1/17	1,215,000	a,b	1,263,600
Vertellus Specialties,
Sr. Scd. Notes	9.38	10/1/15	700,000	a,b	726,250
					16,593,143
Commercial & Professional Services--13.9%
Affinity Group,
Scd. Notes	11.50	12/1/16	2,850,000	a,b	3,006,750
Aramark Holdings,
Sr. Notes	8.63	5/1/16	2,055,000	a	2,101,237
Brickman Group Holdings,
Sr. Notes	9.13	11/1/18	3,605,000	a,b	3,650,062
CDRT Merger Sub,
Gtd. Notes	8.13	6/1/19	1,505,000	a	1,508,762
Cenveo,
Scd. Notes	8.88	2/1/18	3,215,000	b	3,134,625
Ceridian,
Gtd. Notes	11.25	11/15/15	9,780,000	b,c	9,828,900
Ceridian,
Gtd. Notes	12.25	11/15/15	3,108,150	b	3,170,313
Dyncorp International,
Sr. Unscd. Notes	10.38	7/1/17	4,160,000	a,b	4,284,800
FTI Consulting,
Gtd. Notes	6.75	10/1/20	2,040,000	b	2,070,600
Garda World Security,
Sr. Unscd. Notes	9.75	3/15/17	2,000,000	a,b	2,125,000
Geo Group,
Gtd. Notes	6.63	2/15/21	2,100,000	a,b	2,094,750
Mobile Mini,
Gtd. Notes	7.88	12/1/20	2,685,000	b	2,778,975
United Rentals North America,
Gtd. Notes	9.25	12/15/19	585,000		637,650
Visant,

Gtd. Notes	10.00	10/1/17	950,000	b	988,000
					41,380,424
Diversified Financial Services--13.7%
Ally Financial,
Gtd. Notes	7.50	9/15/20	875,000	b	918,750
Ally Financial,
Gtd. Notes	8.00	11/1/31	3,765,000	b	4,094,437
Ford Motor Credit,
Sr. Unscd. Notes	8.13	1/15/20	1,625,000	b	1,888,515
HUB International Holdings,
Sr. Sub. Notes	10.25	6/15/15	4,678,000	a,b	4,783,255
Icahn Enterprises Finance,
Gtd. Notes	8.00	1/15/18	5,660,000	b	5,773,200
Interactive Data,
Gtd. Notes	10.25	8/1/18	1,580,000	a,b	1,722,200
International Lease Finance,
Sr. Unscd. Notes	8.25	12/15/20	4,200,000	b	4,546,500
International Lease Finance,
Sr. Unscd. Notes	8.63	9/15/15	950,000	b,c	1,033,125
International Lease Finance,
Sr. Unscd. Note	8.88	9/1/17	925,000	b	1,022,125
Offshore Group Investment,
Sr. Scd. Notes	11.50	8/1/15	695,000	a	759,288
Offshore Group Investments,
Sr. Scd. Notes	11.50	8/1/15	1,760,000		1,922,800
Reynolds Group Issuer,
Gtd. Notes	8.75	5/15/18	4,155,000 a,b,c		4,103,063
Royal Bank of Scotland Group,
Sub. Notes	4.70	7/3/18	1,841,000	b	1,594,974
SLM,
Sr. Unscd. Notes	8.00	3/25/20	2,020,000	b	2,172,514
Springleaf Finance,
Sr. Unscd. Notes	6.90	12/15/17	3,000,000	b	2,767,500
USI Holdings,
Sr. Sub. Notes	9.75	5/15/15	1,555,000	a,b	1,566,663
					40,668,909
Electric Utilities--6.2%
AES,
Sr. Notes	7.38	7/1/21	1,045,000	a	1,061,981
AES,
Sr. Unscd. Notes	9.75	4/15/16	1,845,000	b	2,103,300
Calpine,
Sr. Scd. Notes	7.25	10/15/17	950,000	a,b	969,000
Calpine,
Sr. Scd. Notes	7.50	2/15/21	1,025,000	a	1,050,625
Calpine,

Sr. Scd. Notes	7.88	1/15/23	1,945,000	a,b	2,005,781
Dynegy Holdings,
Sr. Unscd. Notes	8.38	5/1/16	1,388,000	b	1,117,340
GenOn Energy,
Sr. Unscd. Notes	9.50	10/15/18	2,490,000	b	2,602,050
North American Energy Alliance,
Scd. Notes	10.88	6/1/16	1,310,000	a,b	1,447,550
NRG Energy,
Gtd. Notes	7.38	1/15/17	2,695,000	b	2,829,750
NRG Energy,
Gtd. Notes	7.63	5/15/19	3,200,000	a	3,192,000
					18,379,377
Environmental Control--1.7%
Casella Waste Systems,
Gtd. Notes	7.75	2/15/19	3,235,000	a,b	3,259,262
WCA Waste,
Gtd. Notes	7.50	6/15/19	1,725,000	a	1,731,469
					4,990,731
Food & Beverages--1.1%
Delmonte Foods
Gtd. Notes	7.63	2/15/19	910,000	a	923,650
Michael Foods,
Gtd. Notes	9.75	7/15/18	2,075,000	a,b	2,230,625
					3,154,275
Health Care--8.7%
Accellent,
Gtd. Notes	10.00	11/1/17	1,730,000		1,704,050
Alere,
Gtd. Notes	9.00	5/15/16	1,940,000	b	2,029,725
American Renal Associates Holdings,
Sr. Unscd. Notes	9.75	3/1/16	965,000	a,b	1,001,187
Biomet,
Gtd. Notes	11.63	10/15/17	7,424,000	b	8,259,200
Community Health Systems,
Gtd. Notes	8.88	7/15/15	360,000		371,700
DJO Finance,
Gtd. Notes	9.75	10/15/17	4,100,000	a,b	4,182,000
HCA Holdings,
Sr. Unscd. Notes	7.75	5/15/21	5,250,000	a,b	5,473,125
Iasis Healthcare,
Sr. Notes	8.38	5/15/19	1,055,000	a	1,044,450
Radiation Therapy Services,
Gtd. Notes	9.88	4/15/17	980,000	b	983,675
STHI Holding,
Scd. Notes	8.00	3/15/18	840,000	a,b	856,800
					25,905,912

Industrial--4.1%
Associated Materials,
Sr. Scd. Notes	9.13	11/1/17	725,000	a,b	725,000
Cemex SAB de CV,
Sr. Scd. Notes	9.00	1/11/18	2,100,000	a	2,147,250
Manitowoc,
Gtd. Notes	8.50	11/1/20	3,100,000	b	3,324,750
Ply Gem Industries,
Sr. Scd. Notes	8.25	2/15/18	795,000	a,b	757,238
Shea Homes Funding,
Sr. Scd. Notes	8.63	5/15/19	3,200,000	a	3,160,000
Standard Pacific,
Scd. Notes	8.38	5/15/18	2,025,000	b	2,017,406
					12,131,644
Lodging & Entertainment--6.2%
AMC Entertaiment Holdings,
Sr. Sub. Notes	9.75	12/1/20	1,750,000	a,b	1,798,125
Caesars Entertainment Operating,
Scd. Notes	10.00	12/15/18	4,420,000	b	4,011,150
Cinemark USA,
Sr. Sub. Notes	7.38	6/15/21	1,540,000	a	1,540,000
MGM Resorts International,
Gtd. Notes	10.00	11/1/16	2,845,000	a,b	3,022,813
MGM Resorts International,
Sr. Unscd. Notes	11.38	3/1/18	2,755,000		3,106,263
Palace Entertainment Holdings,
Sr. Scd. Notes	8.88	4/15/17	2,115,000	a,b	2,130,863
Penn National Gaming,
Sr. Sub. Notes	8.75	8/15/19	2,580,000	b	2,818,650
					18,427,864
Manufacturing--2.0%
Griffon,
Gtd. Notes	7.13	4/1/18	2,080,000	a,b	2,098,200
RBS Global & Rexnord,
Gtd. Notes	8.50	5/1/18	2,395,000	b	2,541,694
Reddy Ice,
Sr. Scd. Notes	11.25	3/15/15	1,420,000	b	1,459,050
					6,098,944
Media--12.5%
Allbritton Communications,
Sr. Unscd. Notes	8.00	5/15/18	2,585,000	b	2,643,162
CCH II Capital,
Gtd. Notes	13.50	11/30/16	1,750,286	b	2,069,713
Cequel Communications Holdings I,
Sr. Unscd. Notes	8.63	11/15/17	1,945,000	a,b	2,032,525
Clear Channel Communications,

Sr. Unscd. Notes	5.50	9/15/14	4,839,000		4,258,320
Clear Channel Communications,
Gtd. Notes	9.00	3/1/21	1,900,000	a	1,828,750
Clear Channel Communications,
Gtd. Notes	10.75	8/1/16	2,755,000		2,500,162
Cumulus Media,
Gtd. Notes	7.75	5/1/19	2,095,000	a	2,032,150
Entravision Communications,
Sr. Scd. Notes	8.75	8/1/17	650,000	b	676,000
Gray Television,
Scd. Notes	10.50	6/29/15	4,065,000	b	4,247,925
Insight Communications,
Sr. Notes	9.38	7/15/18	1,920,000	a,b	2,116,800
Kabel BW Erste Beteiligungs,
Sr. Scd. Notes	7.50	3/15/19	2,120,000	a,b	2,173,000
LBI Media,
Gtd. Notes	8.50	8/1/17	2,249,000	a,b	1,776,710
LBI Media,
Sr. Scd. Notes	9.25	4/15/19	1,320,000	a,b	1,313,400
Ono Finance II,
Gtd. Notes	10.88	7/15/19	1,410,000	a,b	1,508,700
Quebecor Media,
Sr. Unscd. Notes	7.75	3/15/16	2,025,000	b	2,103,469
Salem Communications,
Scd. Notes	9.63	12/15/16	1,923,000	b	2,035,976
Sinclair Television Group,
Scd. Notes	9.25	11/1/17	1,775,000	a,b	1,956,938
					37,273,700
Metals & Mining--3.6%
Murray Energy,
Scd. Notes	10.25	10/15/15	3,470,000	a,b	3,660,850
Severstal Columbus,
Sr. Scd. Notes	10.25	2/15/18	6,500,000	b	7,215,000
					10,875,850
Oil & Gas--7.8%
American Petroleum Tankers,
Sr. Scd. Notes	10.25	5/1/15	2,159,000	b	2,266,950
Aquilex Holdings,
Gtd. Notes	11.13	12/15/16	1,510,000	b	1,476,025
Brigham Exploration,
Gtd. Notes	6.88	6/1/19	2,140,000	a	2,134,650
Chesapeake Energy,
Gtd. Notes	6.63	8/15/20	2,590,000	b	2,738,925
Chesapeake Energy,
Gtd. Notes	9.50	2/15/15	2,675,000	b	3,116,375
Dresser-Rand Group,

Gtd. Notes	6.50	5/1/21	2,015,000	a,b	2,085,525
Headwaters,
Scd. Notes	7.63	4/1/19	685,000	b	626,775
MEG Energy,
Gtd. Notes	6.50	3/15/21	2,445,000	a,b	2,466,394
Oasis Petroleum,
Sr. Unscd. Notes	7.25	2/1/19	2,165,000	a,b	2,154,175
Trinidad Drilling,
Sr. Unscd. Notes	7.88	1/15/19	2,060,000	a,b	2,142,400
Unit,
Gtd. Notes	6.63	5/15/21	2,080,000		2,082,600
					23,290,794
Packaging & Containers--2.8%
AEP Industries,
Sr. Notes	8.25	4/15/19	2,125,000	a	2,140,937
ARD Finance,
Sr. Scd. Notes	11.13	6/1/18	1,625,000	a	1,669,687
BWAY Holding,
Gtd. Notes	10.00	6/15/18	1,080,000	b	1,183,950
BWAY Parent,
Sr. Unscd. Notes	10.13	11/1/15	2,520,302	a,b	2,532,904
Packaging Dynamics,
Sr. Scd. Notes	8.75	2/1/16	740,000	a,b	754,800
					8,282,278
Paper & Forest Products--.8%
Verso Paper Holdings,
Gtd. Notes, Ser. B	11.38	8/1/16	1,000,000	b	932,500
Xerium Technologies,
Gtd. Notes	8.88	6/15/18	1,415,000	a	1,415,000
					2,347,500
Retail--6.7%
Ferrellgas Partners,
Sr. Unscd. Notes	8.63	6/15/20	1,023,000	b	1,084,380
Ferrellgas,
Sr. Unscd. Notes	6.50	5/1/21	2,365,000	a,b	2,246,750
Ferrellgas,
Sr. Unscd. Notes	9.13	10/1/17	1,135,000	b	1,224,381
Hillman Group,
Gtd. Notes	10.88	6/1/18	405,000	a,b	438,919
Hillman Group,
Gtd. Notes	10.88	6/1/18	1,950,000	b	2,113,313
J Crew Group,
Sr. Notes	8.13	3/1/19	2,200,000	a,b	2,128,500
McJunkin Red Man,
Sr. Scd. Notes	9.50	12/15/16	2,840,000	a,b	2,903,900
Neiman Marcus Group,

Gtd. Notes	10.38	10/15/15	980,000	b	1,033,900
QVC,
Sr. Scd. Notes	7.38	10/15/20	525,000	a,b	555,188
QVC,
Sr. Scd. Notes	7.50	10/1/19	1,440,000	a,b	1,533,600
Rite Aid,
Gtd. Notes	8.63	3/1/15	480,000		451,200
Rite Aid,
Gtd. Notes	9.50	6/15/17	2,325,000	b	2,133,188
Rite Aid,
Scd. Notes	10.38	7/15/16	1,935,000	b	2,065,613
					19,912,832
Steel--2.5%
JMC Steel Group,
Sr. Notes	8.25	3/15/18	2,660,000	a,b	2,713,200
Mueller Water Products,
Gtd. Notes	7.38	6/1/17	1,290,000	b	1,219,050
Tube City IMS,
Gtd. Notes	9.75	2/1/15	3,350,000	b	3,475,625
					7,407,875
Technology--4.7%
Alion Science and Technology,
Sr. Scd. Notes	12.00	11/1/14	6,226	b	6,428
CDW / CDW Finance,
Gtd. Notes	8.50	4/1/19	2,085,000	a	2,053,725
Eagle Parent,
Sr. Notes	8.63	5/1/19	2,565,000	a	2,484,844
First Data,
Scd. Notes	8.25	1/15/21	1,636,000	a,b	1,611,460
First Data,
Gtd. Notes	9.88	9/24/15	115,000	b	117,300
First Data,
Gtd. Notes	9.88	9/24/15	245,000		252,962
First Data,
Gtd. Notes	12.63	1/15/21	1,636,000	a,b	1,758,700
Sungard Data Systems,
Gtd. Notes	10.63	5/15/15	1,340,000	b	1,457,250
Wireco WorldGroup,
Sr. Unscd. Notes	9.75	5/15/17	3,975,000 a,b,c		4,213,500
					13,956,169
Telecommunications--17.3%
Cincinnati Bell,
Gtd. Notes	8.38	10/15/20	2,175,000	b	2,175,000
CommScope,
Gtd. Notes	8.25	1/15/19	2,980,000	a,b	3,084,300
CPI International Acquisition,

Sr. Notes	8.00	2/15/18	1,355,000	a,b	1,287,250
Digicel Group,
Sr. Unscd. Notes	8.88	1/15/15	4,860,000	a	4,993,650
Digicel Group,
Sr. Unscd. Notes	9.13	1/15/15	3,014,000	a	3,096,885
Digicel Group,
Sr. Unscd. Notes	10.50	4/15/18	631,000	a	709,875
Digicel,
Sr. Unscd. Notes	8.25	9/1/17	1,215,000	a	1,266,637
Digicel,
Sr. Unscd. Notes	12.00	4/1/14	780,000	a	906,750
Goodman Networks,
Sr. Scd. Notes	12.13	7/1/18	1,060,000	a	1,057,350
Intelsat Luxembourg,
Gtd. Notes	11.25	2/4/17	4,729,000		5,089,586
Sprint Capital,
Gtd. Notes	6.88	11/15/28	1,730,000	b	1,647,825
Sprint Capital,
Gtd. Notes	6.90	5/1/19	2,045,000	b	2,116,575
Telesat Canada,
Gtd. Notes	11.00	11/1/15	760,000	b	835,050
Telesat Canada,
Gtd. Notes	12.50	11/1/17	1,095,000	b	1,319,475
West,
Gtd. Notes	7.88	1/15/19	1,400,000	a,b	1,361,500
West,
Gtd. Notes	8.63	10/1/18	2,700,000	a,b	2,740,500
Wind Acquisition Finance,
Scd. Notes	11.75	7/15/17	10,520,000	a,b	11,966,500
Wind Acquisition Holdings Finance,
Sr. Scd. Notes	12.25	7/15/17	5,025,969	a,b	5,817,559
					51,472,267
Transportation--3.9%
Hapag-Lloyd,
Gtd. Notes	9.75	10/15/17	1,050,000	a,b	1,060,500
Marquette Transportation Finance,
Scd. Notes	10.88	1/15/17	2,940,000	b	2,976,750
Navios Maritime Acquisition,
Sr. Scd. Notes	8.63	11/1/17	1,900,000		1,881,000
Navios Maritime Holdings,
Gtd. Notes	8.13	2/15/19	1,500,000	a	1,447,500
Navios Maritime Holdings,
Sr. Scd. Notes	8.88	11/1/17	910,000		941,850
Navios South American Logistics,
Gtd. Notes	9.25	4/15/19	1,540,000	a	1,559,250
Ultrapetrol Bahamas,

First Mortgage Notes	9.00	11/24/14	1,606,000	1,618,045
				11,484,895
Total Bonds and Notes
(cost $383,558,950)				395,239,014

Preferred Stocks--.9%			Shares	Value ($)
Diversified Financial Services
GMAC Capital Trust I,
Ser. 2, Cum., 8.13%
(cost $2,492,932)			98,738 [c]	2,527,693
			Principal
Short-Term Investments--.3%			Amount ($)	Value ($)
U.S. Treasury Bills;
0.09%, 11/17/11
(cost $959,683)			960,000	959,833

Other Investment--3.7%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $11,065,000)			11,065,000 [d]	11,065,000
Total Investments (cost $398,076,565)			137.8%	409,791,540
Liabilities, Less Cash and Receivables			(37.8%)	(112,490,886)
Net Assets			100.0%	297,300,654

a

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities were valued at $209,612,672 or 70.5% of net assets.

b	Collateral for Revolving Credit and Security Agreement.
c	Variable rate security--interest rate subject to periodic change.
d	Investment in affiliated money market mutual fund.

At June 30, 2011, the aggregate cost of investment securities for income tax purposes was $398,076,565.

Net unrealized appreciation on investments was $11,714,975 of which $14,546,813 related to appreciated investment securities and $2,831,838 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	132.9
Short-Term/Money Market Investments	4.0
Preferred Stocks	.9
137.8
† Based on net assets.

At June 30, 2011, the fund held the following forward foreign currency exchange contracts: (Unaudited)

Forward Foreign Currency	Foreign			Unrealized
Exchange Contracts	Currency Amount	Proceeds ($)	Value ($)	(Depreciation) ($)
Sale;
Euro,
Expiring 7/27/2011	140,000	198,237	202,865	(4,628)

		At June 30, 2011, the fund held the following swaps:
		(Unaudited)

						Implied			Upfront	Unrealized
		Notional	Reference			Credit	(Pay) /Receive	Market	Premiums Receivable	Appreciation
CURRENT_PRICE		Amount ($)	Entity	Counterparty	Fixed Rate (%)	Spread (%)	Expriration	Value	(Payable) ($)	(Depreciation) ($)	Buy / Sell
	(1.58)	12,500,000	Dow Jones CDX.NA.HY.16 Index	Deutsche Bank	(5.00)	n/a	6/20/2016	(216,868.22)	(343,061.55)	126,193	Buy
	(1.58)	4,150,000	Dow Jones CDX.NA.HY.16 Index	UBS AG	(5.00)	n/a	6/20/2016	(72,000.25)	(12,961.57)	(59,039)	Buy
	(1.58)	4,150,000	Dow Jones CDX.NA.HY.16 Index	Goldman, Sachs & Co.	(5.00)	n/a	6/20/2016	(72,000.34)	(31,107.87)	(40,892)	Buy

						Gross Unrealized Appreciation				126,193
						Gross Unrealized Depreciation				(99,931)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2011 in valuing the fund's investments:

		Level 2 - Other	Level 3 -Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	395,239,014	-	395,239,014
Equity Securities - Domestic+	-	2,527,693	-	2,527,693
Mutual Funds	11,065,000	-	-	11,065,000
U.S. Treasury	-	959,833	-	959,833
Swaps ++	-	126,193	-	126,193
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(4,628)	-	(4,628)
Swaps ++	-	(99,931)	-	(99,931)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), swaps and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates market value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Investments in swap transactions are valued each business day by a pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus High Yield Strategies Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: August 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: August 19, 2011

By: /s/ James Windels
James Windels Treasurer
Date: August 19, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)